Income Tax (Details) - Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate - Roth CH Acquisition IV Co. [Member]		3 Months Ended		12 Months Ended
	Dec. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit				6.98%	0.00%
M&A expenses				87.00%	0.00%
Franchise tax interest				0.07%	0.00%
Valuation allowance				67.10%	(21.00%)
Income tax provision		18.06%	0.00%	182.20%	0.00%